Subsequent Events (Details) - USD ($)	Aug. 11, 2021	Aug. 09, 2021	Dec. 31, 2019	Jun. 30, 2014
Term Loan
Subsequent Event [Line Items]
Term loan, amount borrowed			$ 12,000,000.0	$ 150,000,000.0
Subsequent Event
Subsequent Event [Line Items]
Shares sold in offering (in shares)	109,291
Offering price per share (in dollars per share)	$ 45.75
Subsequent Event | Term Loan Due 2027 Incremental Term Loan [Member] | Term Loan | Amendment No 1 To New Credit Agreement [Member]
Subsequent Event [Line Items]
Term loan, amount borrowed	$ 70,000,000
Subsequent Event | Term Loan 1 [Member] | Term Loan | Amendment No 1 To New Credit Agreement [Member]
Subsequent Event [Line Items]
Term loan, amount borrowed	230,000,000
Required quarterly amortization payments	$ 575,000
Honey Birdette | Subsequent Event
Subsequent Event [Line Items]
Purchase consideration		$ 327,700,000
Cash consideration		$ 235,000,000.0
Consideration transferred, equity (in shares)		2,155,849
Share price (in dollars per share)		$ 43.02
Honey Birdette | Subsequent Event | Common Stock
Subsequent Event [Line Items]
Consideration transferred, equity		$ 92,700,000